Document and Entity Information	6 Months Ended
	Jun. 30, 2014	Aug. 04, 2014
Document and Entity Information [Abstract]
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Jun. 30, 2014
Entity Registrant Name	GoldLand Holdings Corp.
Entity Central Index Key	0001444839
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2014
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		125,103,724